Prepaid Expenses (Details Textual)	12 Months Ended
Jun. 30, 2020 USD ($)
Third party service providers one [Member]
Prepaid Expenses (Textual)
Prepaid consulting fee	$ 1,100,000
Third party service providers two [Member]
Prepaid Expenses (Textual)
Prepaid consulting fee	500,000
Third party service providers three [Member]
Prepaid Expenses (Textual)
Prepaid consulting fee	400,000
Third party service providers four [Member]
Prepaid Expenses (Textual)
Prepaid consulting fee	$ 300,000
Maximum [Member]
Prepaid Expenses (Textual)
Consulting service period	5 years
Minimum [Member]
Prepaid Expenses (Textual)
Consulting service period	1 year